Amounts Recognized as Expenses in Respect of Operating Leases (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Lease And Sublease Payments Recognised As Expense [Abstract]
Operating leases	$ 17,187	$ 16,311
Sub-lease recoveries	(540)	(441)
Operating leases and sublease recoveries recognised as expense	$ 16,647	$ 15,870